Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

13. Subsequent Events

The Company entered into a new lease in Redmond, WA for 15,567 square feet of office and warehouse space which starts October 1, 2023. The monthly payment is $25,000 per month. The lease expires October 31, 2027 and the monthly payment increases 3% on July 31, 2024 and each year thereafter. There is a one three year option to extend based on the fair market rate on October 31, 2027.

On November 2 2023, the Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holder, the note is convertible into cash, common stock or a combination of cash and stock. The conversion into the Company’s zero par value common stock is based on the BYTE transaction price. The repayment amount of the note is 110% ($660,000) and matures on September 30, 2024. Interest on the note is 6% per annum calculated on 360 days.

13. Subsequent Events

The Company evaluated subsequent events, for the purpose of adjustment or disclosure up through September 11, 2023, the date the consolidated financial statements were available to be issued. Subsequent to December 31, 2022, there were the following material transactions that require disclosure:

Advances

Since December 31, 2022, Mr. Huang and Mr. Xu advanced the Company $1,150,000 and were repaid $200,000.

Transfer of Founders Interest in Zeppelin Worldwide, LLC

On February 28, 2023, the Founders transferred its interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd. to the Company.

Change of name to Airship AI Holdings, Inc.

On March 7, 2023, the Company changed its name to Airship AI Holdings, Inc.

Convertible Promissory Notes

On June 22, 2023, the Company entered into a Senior Secured convertible Promissory Note with Platinum Capital Partners Inc. The Company received $2 million. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. The promissory note is due and payable in June 2024 and requires principal payments of $2.2 million plus accrued interest at 6% upon maturity in June 2024. The holder of the note has the option to convert to common stock of the Company. Upon the completion of the merger with BYTE, the note is convertible into common shares of the common at the lower of $6.50 or 65% of the average price of stock trades over the past five days with a floor conversion price of $4. In connection with the convertible note transaction, the Company issued warrants to purchase 30,201 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTE merger.

Business Combination with BYTE Acquisition Corp. (“BYTE”)

On March 10, 2023, BYTE issued a press release announcing that it has entered into a non-binding letter of intent for a business combination with Airship AI Holdings, Inc. Airship AI, a robust AI-driven edge video, sensor and data management platform for government agencies and enterprises that gathers unstructured data from surveillance cameras and sensors, applies artificial intelligence (“AI”) analytics, and provides visualization tools to improve decision making in mission critical environments. Under the terms of the LOI, BYTE and Airship AI would become a combined entity, with Airship AI’s existing equity holders rolling 100% of their equity into the combined public company.

On June 27, 2023, BYTE Acquisition Corp. (“BYTS” or “Parent”), a Cayman Islands exempted company (which shall de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date, entered into a merger agreement, by and among BYTS, BYTE Merger Sub Inc., a Washington corporation and a direct, wholly owned subsidiary of BYTS (“Merger Sub”), and Airship AI Holdings, Inc., a Washington corporation (“Airship AI” or the “Company”) (as it may be amended and/or restated from time to time, the “Merger Agreement”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, following the Domestication to a Delaware corporation, the Merger Sub will merge with and into Airship AI (the “Merger”), after which Airship AI will be the surviving corporation (the “Surviving Corporation”) and a wholly-owned subsidiary of BYTS. The transactions contemplated by the Merger Agreement together with the other related agreements are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing is referred to herein as the “Closing Date.” In connection with the Business Combination, BYTS will be renamed “Airship AI Holdings, Inc.” (“Airship Pubco”). The Merger will become effective upon the filing of the articles of merger with the Secretary of State of the State of Washington or at such later time as is agreed to by the parties to the Merger Agreement and specified in the articles of merger.

Pursuant to the Business Combination Agreement, BYTE will acquire Airship AI for a pre-money equity value of $225 million. In connection with the transaction, BYTE will issue 22.5 million newly issued shares to current shareholders of Airship AI. Equity holders of Airship AI as of the date of the business combination agreement may also receive the contingent right to receive up to 5 million additional shares, subject to Airship AI’s achievement of performance milestones. BYTE has executed non-redemption agreements totaling $7 million. The Company is expected to receive $2 million net of merger transaction expenses from the non-redemption agreements.